PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Jennison Growth Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Jennison Focused Growth Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated January 3, 2023, to each Fund's Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund's Summary Prospectus, Prospectus and SAI, as applicable, and retain it for future reference.

Effective immediately, Mr. Spiros “Sig” Segalas is no longer a portfolio manager of the Funds.

To reflect this change, all references to Mr. Segalas are removed from each Fund’s Summary Prospectus, Prospectus and SAI effective immediately.

LR1422